CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current Assets:
Cash and cash equivalents	$ 3,475,695
Accounts receivable (includes unbilled receivables of $89,749 and $109,475 as of March 31, 2023 and December 31, 2022, respectively)	1,278,286
Related party receivables	13,648
Prepaid expenses and other current assets	996,602
Total Current Assets	5,764,231
Capitalized internal-use software, net	1,160,044
Goodwill	1,248,664
Intangible assets, net	201,807
Property and equipment, net	111,768
Other assets	178,140
Total Assets	8,664,654
Current Liabilities:
Accounts payable	304,140
Related party payables	252,773
Accrued expenses	1,059,532
Deferred revenue	503,433
Customer deposit liabilities	280,108
Total Current Liabilities	2,399,986
Warrant liabilities	374,694
Non-convertible notes plus accrued interest of $16,458 and $12,252, on December 31, 2022 and December 31, 2021, respectively	856,258
Total Liabilities	3,630,938
Commitments
Stockholders' Equity (Deficit):
Common stock $0.01 par value, 50,000,000 shares authorized, 5,121,607 and 4,910,815 shares issued, and 5,121,607 and 4,854,302 outstanding at March 31, 2023 and December 31, 2022, respectively	40,950
Additional paid-in capital	31,985,880
Stockholders' notes receivable	(130,267)
Accumulated other comprehensive income	183,900
Accumulated deficit	(27,208,186)
Total T Stamp Inc. Stockholders' Equity	4,872,277
Noncontrolling interest	161,439
Total Stockholders' Equity	5,033,716
Total Liabilities and Stockholders' Equity	$ 8,664,654